Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Payables and Accrued Charges	2022 2021 Trade and other payables 5,797 5,179 Customer prepayments 2,298 2,083 Dividends 244 257 Accrued compensation 681 669 Current portion of asset retirement obligations and accrued environmental costs (Note 22) 234 170 Accrued interest 102 80 Current portion of share-based compensation (Note 5) 142 185 Current portion of derivatives 35 20 Income taxes (Note 8) 899 606 Provincial mining taxes 114 53 Other taxes 59 50 Current portion of pension and other post-retirement benefits (Note 21) 15 16 Other accrued charges and others 671 684 11,291 10,052